Stock-Based Compensation (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Weighted average assumptions used to estimate fair value of options granted
Expected volatility	176.50%	199.80%
Expected life of option	5 years 9 months 18 days	6 years 2 months 23 days
Risk free interest rate	1.60%	1.90%
Expected dividend yield	0.00%	0.00%